BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2021
BASIS OF PRESENTATION [Abstract]
Classification of Financial Assets and Liabilities under IFRS 9
The following table shows the classification of its financial assets and liabilities under IFRS 9:

Classification IFRS 9
Cash	Amortized cost
Accounts receivable	Amortized cost
Accounts payable and accrued liabilities	Amortized Cost
Convertible note	Amortized Cost
Derivative liability	FVTPL
Short term loan	Amortized Cost